Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including those for which the MHFG Group has Elected the Fair value Option (Parenthetical) (Detail) (JPY ¥)
In Billions, unless otherwise specified
	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments measured at NAV per share	¥ 631	¥ 542
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments measured at NAV per share	581	482
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments measured at NAV per share	¥ 50	¥ 60